Revenue from services rendered (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Net Operating Revenue

Segments	2018	2017	2016
Collection & Cleaning Services	956,082	1,059,690	1,041,739
O&G	15,425	31,166	74,436
Landfills	470,547	442,802	492,595
Value Recovery	33,643	43,214	32,272
(-) Discounts and cancellations	(13,262)	(3,374)	(28,718)
(-) Taxes levied - PIS	(23,233)	(27,114)	(27,683)
(-) Taxes levied - COFINS	(107,020)	(124,808)	(127,513)
(-) Taxes levied - ICMS	(308)	(468)	(117)
(-) Taxes levied - ISSQN	(71,287)	(75,259)	(76,980)

Net revenue from services rendered	1,260,587	1,345,849	1,380,031